RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended					3 Months Ended						12 Months Ended				3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Mar. 31, 2012 Previously Reported	Dec. 31, 2011 Previously Reported	Sep. 30, 2011 Previously Reported	Jun. 30, 2011 Previously Reported	Mar. 31, 2011 Previously Reported	Dec. 31, 2010 Previously Reported	Sep. 30, 2011 Previously Reported	Sep. 30, 2010 Previously Reported	Sep. 30, 2009 Previously Reported	Sep. 30, 2008 Previously Reported	Mar. 31, 2012 Adjustments	Dec. 31, 2011 Adjustments	Sep. 30, 2011 Adjustments	Jun. 30, 2011 Adjustments	Mar. 31, 2011 Adjustments	Dec. 31, 2010 Adjustments	Mar. 31, 2012 Adjustments	Mar. 31, 2011 Adjustments	Jun. 30, 2011 Adjustments	Sep. 30, 2011 Adjustments	Sep. 30, 2010 Adjustments	Sep. 30, 2009 Adjustments
Operating Activities:
Net income	$ 23,448	$ 20,739	$ 14,674	$ 22,106	$ 28,869	$ 18,255	$ 92,104	$ 83,904	$ 72,094	$ 63,145		$ 24,304	$ 21,487	$ 24,149	$ 20,870	$ 20,030	$ 20,029	$ 85,078	$ 70,636	$ 55,686		$ (856)	$ (748)	$ (9,475)	$ 1,236	$ 8,839	$ (1,774)	$ (2,343)	$ 7,757	$ 8,956	$ (1,174)	$ 1,458	$ 7,459
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization							22,857	22,341	14,469	15,586								22,341	14,469	15,586
Deferred income taxes							(1,486)	2,512	1,130	5,320								4,048	(164)	3,346											(1,536)	1,294	1,974
Provision for doubtful accounts									(3,889)	3,038									(3,889)	3,038
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable							(118,164)	3,566	25,225	41,077								4,219	28,565	36,211											(653)	(3,340)	4,866
Inventories							(13,636)	2,442	17,304	(7,734)								(3,760)	16,638	(4,275)											6,202	666	(3,459)
Prepaid expenses and other current assets							7,574	5,122	4,167	5,751								5,516	4,401	(5,141)											(394)	(234)	(610)
Accounts payable and other current liabilities							8,525	(1,547)	(24,141)	15,083								(3,387)	(27,498)	14,175											1,840	3,357	(494)
Customer advances							(37,999)	37,143	18,462	34,619								45,517	20,672	48,663											(8,374)	(2,210)	(14,044)
Income taxes							11,929	(23,713)	(13,628)	(675)								(24,205)	(14,614)	(2,890)											492	986	2,629
Other items - net							494	(2,676)	3,799	1,614								(2,779)	2,507	(1,352)											103	1,292	(262)
NET CASH USED IN OPERATING ACTIVITIES							(54,677)	129,094	114,992	176,824								132,588	111,723	176,033											(3,494)	3,269	791
Investing Activities:
Acquisition of businesses, net of cash acquired								(126,825)	(8,250)	(19,965)								(126,825)	(8,250)	(19,965)
Consolidation of variable interest entity									38,264										38,264
Proceeds from sales or maturities of short-term investments							25,829	58,252	82,992									58,252	82,992
Purchases of short-term investments									(158,946)	(8,127)									(158,946)	(8,127)
Purchases of property, plant and equipment							(14,226)	(8,728)	(6,878)	(5,332)								(8,728)	(6,878)	(5,332)
Other Items										41										41
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES							11,603	(77,301)	(52,818)	(33,383)								(77,301)	(52,818)	(33,383)
Financing Activities:
Principal payments on long-term debt							(4,549)	(4,555)	(4,541)	(5,970)								(4,555)	(4,541)	(5,970)
Proceeds from issuance of common stock									44	45									44	45
Purchases of treasury stock								(4)	(3)									(4)	(3)
Dividends paid to shareholders							(6,417)	(7,486)	(4,812)	(4,811)								(7,486)	(4,812)	(4,811)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES							(79,550)	(12,045)	(9,312)	(10,736)								(12,045)	(9,312)	(10,736)
Effect of exchange rates on cash							5,743	(6,034)	(1,502)	(1,327)								(9,528)	1,767	(536)											3,494	(3,269)	(791)
NET DECREASE IN CASH AND CASH EQUIVALENTS							(116,881)	33,714	51,360	131,378								33,714	51,360	131,378
Cash and cash equivalents at the beginning of the period		329,148				295,434	329,148	295,434	244,074		112,696		329,148				295,434	295,434	244,074		112,696
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD			$ 329,148				$ 212,267	$ 329,148	$ 295,434	$ 244,074	$ 112,696			$ 329,148				$ 329,148	$ 295,434	$ 244,074	$ 112,696